Note 11 - Business Combination (Detail) (USD $)	2 Months Ended
Sep. 30, 2012
Stock Issued During Period, Shares, Acquisitions	64,061,040
Equity Issuance, Per Share Amount (in Dollars per share)	$ 0.111